Information on staff and remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Information on staff and remuneration
Schedule of staff salaries

DKK thousand	2021	2020	2019

Total staff costs can be specified as follows:
Wages and salaries	410,007	337,295	175,104
Share-based compensation	53,737	30,485	14,764
Pension schemes (defined contribution plans)	23,993	16,716	13,430
Other payroll and staff-related costs	54,541	37,241	14,932
Total staff costs	542,278	421,737	218,230
The amount is charged as:
Research and development expenses	239,512	204,210	178,089
Sale and marketing expenses	145,245	130,568	0
Administrative expenses	127,630	78,639	40,141
Cost of goods sold	20,954	3,713	0
Inventory	8,937	4,607	0
Total staff costs	542,278	421,737	218,230
Average number of employees	346	297	173

Schedule of components of staff salaries and remuneration

	2021			2020			2019
	Base	Committee	Total	Base	Committee	Total	Base	Committee	Total
DKK thousand	board fees	fees	fees	board fees	fees	fees	board fees	fees	fees

Remuneration to the Board of Directors
Martin Nicklasson	999	208	1,207	750	100	850	750	100	850
Kirsten Drejer	446	208	653	500	0	500	467	0	467
Alain Munoz	308	415	723	400	50	450	400	50	450
Michael Owen	308	415	723	400	50	450	400	50	450
Bernadette Mary Connaughton	308	346	653	400	33	433	267	0	267
Jeffrey Berkowitz	308	346	653	400	50	450	267	33	300
Leonard Kruimer Jens	308	553	861	400	150	550	267	100	367
Peter Stenvang[1]	308	0	308	400	0	400	400	0	400
Gertrud Koefoed Rasmussen[1,2]	67	0	67	267	0	267	0	0	0
Frederik Barfoed Beck[1]	308	0	308	267	0	267	0	0	0
Iben Louise Gjelstrup[1]	308	0	308	267	0	267	0	0	0
Hanne Heidenheim Bak²	0	0	0	133	0	133	400	0	400
Rosemary Crane	0	0	0	0	0	0	133	17	150
Catherine Moukheibir	0	0	0	0	0	0	133	50	183
Anneline Nansen[3]	33	0	33	0	0	0	0	0	0
Total	4,009	2,491	6,497	4,584	433	5,017	3,884	400	4,284

1  Employee-elected board members; the table only includes remuneration for board work.

2  Hanne Heidenheim Bak resigned from the board in 2020 and Gertrud Koefod Rasmussen resigned from the Board in 2021.

3  Anneline Nansen joined the Board in 2021.

				Other	Share based
			Pension	short term	compensation	Severance
DKK thousand	Base salary	Bonus	contribution	benefits	expenses	payments	Total
2021
Remuneration to the Executive Management
Emmanuel Dulac[1]	5,099	3,059	1,020	243	12,182	0	21,603
Adam Sinding Steensberg²	3,056	1,193	611	286	4,829	0	9,975
Matthew Donald Dallas[3]	2,878	1,182	37	48	4,086	0	8,232
Total	11,033	5,434	1,668	577	21,097	0	39,810
Total Other Corporate Management[5]	9,022	3,429	497	564	8,319	2,772	24,602
Total	20,055	8,863	2,165	1,141	29,416	2,772	64,412

2020
Remuneration to the Executive Management
Emmanuel Dulac[1]	4,950	3,267	990	699	2,534	0	12,440
Adam Sinding Steensberg²	2,967	1,266	593	282	2,281	0	7,389
Matthew Donald Dallas[3]	2,721	1,191	36	15	1,707	0	5,670
Total	10,638	5,724	1,619	996	6,522	0	25,499
Total Other Corporate Management[5]	6,386	2,739	313	286	3,423	0	13,147
Total	17,024	8,463	1,932	1,282	9,945	0	38,646

2019
Remuneration to the Executive Management
Emmanuel Dulac[1]	3,100	9,072	620	855	832	0	14,479
Adam Sinding Steensberg²	2,807	1,032	505	269	2,304	0	6,917
Matthew Donald Dallas[3]	588	534	0	5	82	0	1,209
Britt Meelby Jensen	1,745	419	175	60	0	0	2,399
Mats Blom	655	248	66	61	1,677	0	2,707
Total	8,895	11,305	1,366	1,250	4,895	0	27,711
Total other Corporate Management[5]	6,559	2,580	389	46	1,972	0	11,546
Total	15,454	13,885	1,755	1,296	6,867	0	39,257

¹ Emmanuel Dulac was appointed as CEO at April 25, 2019.

² Former Interim CEO Adam Sinding Steensberg was appointed EVP, R&D and CMO at April 25, 2019.

³ Matthew Donald Dallas was appointed CFO at October 10, 2019.

⁴ Former CEO Britt Meelby Jensen and former CFO Mats Blom resigned from Zealand at February 28, 2019 and March 28, 2019, respectively.

⁵ Other Corporate Management in 2021 comprised three members (2020: three and 2019: three.)

Schedule of number of share warrants and exercise price

	The employee
	incentive programs of
Warrant programs existing during the period	2020	2015
Maximum years of options granted	10 years	5 years
Method of settlement	equity- settled	equity- settled
2021
Outstanding at the beginning of the period	63,217	1,908,920
Granted during the period	0	0
Forfeited during the period	0	-214,348
Exercised during the period	0	-233,595
Expired during the period	0	-47,000
Outstanding at the end of the period	63,217	1,413,977
Exercisable at the end of the period	21,073	529,596
Warrants outstanding at the end of the period
Range of exercise prices	216.8	90 - 224.4
Weighted-average remaining contractual life	8.7	3.8
Number held by Executive Management	0	353,409

Note 7 - Information on staff and remuneration (continued)

	The employee
	incentive programs of
Warrant programs existing during the period	2020	2015	2010
Maximum years of options granted	10 years	10 years	5 years
Method of settlement	equity- settled	equity- settled
2020
Outstanding at the beginning of the period	0	1,647,788	42,359
Granted during the period	63,217	631,288	0
Forfeited during the period	0	-53,747	0
Exercised during the period	0	-276,409	-42,359
Expired during the period	0	-40,000	0
Outstanding at the end of the period	63,217	1,908,920	0
Exercisable at the end of the period	0	301,529	0
Warrants outstanding at the end of the period
Range of exercise prices	216.8	90.0- 224.4	101.2 - 127.1
Weighted-average remaining contractual life	9.7	4.9	0
Number held by Executive Management	0	373,409	0

Warrants exercised during the period	2021	2020
Weighted-average share price at the date of exercise	186.1	234.7
Weighted-average exercise price for warrants expired during the period	142.5	101.2
Weighted-average exercise price for warrants forfeited during the period	206.2	169.2
Weighted-average exercise price for warrants outstanding at period end	159.6	158.5

Grant year	2021	2021	2020	2020	2019	2019
Type	PSUs	RSUs	RSUs	Warrants	PSU	Warrants
Term	36 months	36 months	36 months	Up to 78 months	36 months	Up to 48 months

Weighted average				216.8		127.0
share price (DKK)	—	—	—	to 224.4	—	to 220.0
Share price at	185.9	131.2	216.8	—	138.6	—
grant date (DKK)	191.6	207.6	224.4
Exercise price (DKK)	0	0	0	224.1	0	127.0
						to 220.0
Volatility (%)	N/A	N/A	N/A	44.68	N/A	41.9
				to 46.45		to 43.5
Risk-free interest rate (%)	N/A	N/A	N/A	-0.31	N/A	-0.45
				to -0.41		to -0.63-
Exercise period to-from	N/A	N/A	N/A	Apr'21	N/A	Jun'20
				to Apr'30		to Dec'24
No granted	282,852	507,461	21,602	631,288	22,915	641,029
Cost price (DKK)	185.9-	131.2-	216.8	48.4	138.6	41.9
	191.6	207.6	to 224.4	to 95.4		to 69.5

Schedule of value of warrants recognized in the income statement

Total share-based costs split on share-based type	2021	2020	2019
PSUs	14,765	900	500
RSUs	23,701	1,100	0
Warrants	15,271	28,485	14,264
Total	53,737	30,485	14,764

Total share-based costs split on cost type	2021	2020	2019
Cost of goods sold	521	0	0
Research and development expenses	22,158	14,005	12,191
Sale and Marketing expenses	2,259	6,045	0
Administrative expenses	27,972	10,435	2,573
Inventory	827	0	0
Total	53,737	30,485	14,764

PSU programs

The number of performance share units granted in 2021 are 282,852 of which 185,162 were granted on May 12 and 97,090 on May 27. The value is determined based on the Company's share price on Nasdaq Copenhagen A/S on the day of the grant.

The programs granted in 2021 are initially valued at DKK 51.7 million (2020: DKK 3.2 million). The PSU's vest linear or gradually over 3 years.

Movement table of PSU granted shares below:

No of PSUs	2021	2020	2019
Number of shares
At January 1	19,765	19,765	0
Granted during the year	282,852	0	22,915
Vested during the year	0	0	0
Forfeited during the year	-30,856	0	-3,150
At December 31	271,761	19,765	19,765

Schedule of number of shares units granted

No of PSUs	2021	2020	2019
Number of shares
At January 1	19,765	19,765	0
Granted during the year	282,852	0	22,915
Vested during the year	0	0	0
Forfeited during the year	-30,856	0	-3,150
At December 31	271,761	19,765	19,765

No of RSUs	2021	2020	2019
Number of shares
At January 1	27,466	0	0
Granted during the year	507,461	27,466	0
Vested during the year	-163	0	0
Forfeited during the year	-74,675	0	0
At December 31	460,089	27,466	0